Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Text block 1 [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 121,628	¥ 110,793
Provision for doubtful accounts, net of reversal	4,708	8,844
Write-offs	(3,759)	(3,496)
Other	(472)	5,487
Allowance for doubtful accounts at end of year	¥ 122,105	¥ 121,628